Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, N.C. 28277

April 12, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented, dated April 1, 2013, to the Prospectus dated March 1, 2013, for Global X Nigeria Index ETF (the “Fund”).  The purpose of the filing is to submit the 497(e) filing dated April 1, 2013 (Accession No. 0001144204-13-019381) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely, /s/ Daphne Tippens Chisolm Law Offices of DT Chisolm, PC